Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,453)	$ (1,902)	$ (2,801)	$ (10,129)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11	12	65	57
Stock-based compensation expense	431	208	2,032	628
Stock warrant expense				35
Change in fair value of warrant liabilities	(16)	3	56	(9)
Change in fair value of convertible notes		(163)	(1,285)	808
Change in fair value of crypto assets – Bitcoin	(102)	662	945	(798)
Change in fair value of SEPA derivative liabilities	(179)	(324)	(216)	434
Realized gain on sale of crypto assets – Bitcoin	188	(531)	(922)	(120)
Gain on troubled debt restructurings			(5,569)
Loss on debt extinguishment			41
Non-cash SEPA commitment fee				500
Gain on forgiveness of CEBA loan				(15)
Non-cash interest		25	45	121
Change in operating assets and liabilities:
Accounts receivable	(202)	(34)	(282)	(61)
Prepaid expenses and other current assets	45	(62)	194	84
Accounts payable and accrued expenses	445	310	366	1,206
Deferred revenues	290	(58)	(172)	307
Net cash used in operating activities	(1,542)	(1,854)	(7,503)	(6,952)
Cash flows from investing activities:
Purchases of property and equipment	(2)	(5)	(13)	(51)
Purchases of crypto assets – Bitcoin			(2,750)	(2,900)
Proceeds from sales of crypto assets – Bitcoin	354	1,925	5,070	969
Net cash provided by (used in) investing activities	352	1,920	2,307	(1,982)
Cash flows from financing activities:
Proceeds from private placements, net of issuance costs			2,497	6,270
Proceeds from Yorkville SEPA	475		2,537
Proceeds from related party subscription agreements, net of issuance costs	500		1,697
Proceeds from exercises of Helena Termination Warrants			60
Repayment of deferred underwriter fees			(500)	(100)
Repayment of Yorkville Note			(262)
Repayment of loans payable	(137)	(94)	(401)	(231)
Payment of issuance costs in connection with non-cash conversions of liabilities			(19)
Proceeds from issuance of shareholder loans				2,000
Proceeds from issuance of Yorkville Note, net of issuance costs				1,350
Proceeds from line of credit borrowings				500
Repayment of CEBA loan				(30)
Repayment of shareholder loan				(200)
Repayment of line of credit borrowings				(500)
Net cash provided by financing activities	838	(94)	5,609	9,059
Net increase in cash and cash equivalents	(352)	(28)	413	125
Cash and cash equivalents at beginning year	585	172	172	47
Cash and cash equivalents at end of year	233	144	585	172
Supplemental disclosure of cash flow information:
Cash paid for interest	10	5	23	26
Cash paid for taxes	1		1	18
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock upon partial conversions of Yorkville Note		$ 1,094	1,392
Issuance of common stock in connection with settlement of vendor payable			111	242
Issuance of common stock upon conversions of loans with related parties			2,334
Issuance of common stock upon conversion of PIPE Notes			510
Issuance of common stock upon conversion of loan extensions with related parties			2,584
Insurance premium settled by issuance of note payable			317	318
Common stock repurchase consideration in loans payable			312	329
Common shares issued to partially settle deferred underwriter fees				242
Recognition of prepaid forward contract in exchange for partial conversion of Yorkville Note				343
Extinguishment of officer accrued salaries reclassified to additional paid-in capital				$ 132